Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 1	$ 119	$ 44,808,286	$ (39,695,281)	$ 5,113,125
Balance, shares at Dec. 31, 2022	14,616	1,186,644
Cumulative effect from adoption of CECL				(581,318)	(581,318)
Issuance of shares to Abaca shareholders		$ 29	4,085,047		4,085,076
Issuance of shares to Abaca shareholders, shares		291,791
Conversion of PIPE shares	$ (1)	$ 63	14,013,313	(14,013,375)
Conversion of PIPE shares, shares	(13,515)	628,110
Issuance of restricted stock		$ 6	1,252,037		1,252,043
Issuance of restricted stock, shares		61,623
Stock compensation expense			2,459,324		2,459,324
PCCU Restructuring		$ 56	38,406,352		38,406,408
PCCU Restructuring, shares		560,000
Reversal of deferred underwriting cost			900,500		900,500
Net income (loss)				(17,279,847)	(17,279,847)
Balance at Dec. 31, 2023		$ 273	105,924,859	(71,569,821)	34,355,311
Balance, shares at Dec. 31, 2023	1,101	2,728,168
Stock compensation expense			1,093,306		1,093,306
Net income (loss)				2,991,203	2,991,203
Conversion of PIPE shares		$ 4	866,245	(866,249)
Conversion of PIPE shares, shares	(990)	39,601
Issuance of restricted stock, net of tax, net of share settlement			21,161		21,161
Issuance of restricted stock, net of tax, net of share settlement, shares		3,781
Balance at Jun. 30, 2024		$ 277	107,905,571	(69,444,867)	38,460,981
Balance, shares at Jun. 30, 2024	111	2,771,550
Balance at Dec. 31, 2023		$ 273	105,924,859	(71,569,821)	34,355,311
Balance, shares at Dec. 31, 2023	1,101	2,728,168
Conversion of PIPE shares		$ 4	866,245	(866,249)
Conversion of PIPE shares, shares	(990)	39,600
Issuance of restricted stock			63,784		63,784
Issuance of restricted stock, shares		3,781
Stock compensation expense			1,462,366		1,462,366
Net income (loss)				(48,319,475)	(48,319,475)
Issuance of equity for marketing services		$ 1	149,999		150,000
Issuance of equity for marketing services, shares		12,117
Balance at Dec. 31, 2024		$ 278	108,467,253	(120,755,545)	(12,288,014)
Balance, shares at Dec. 31, 2024	111	2,783,666
Balance at Mar. 31, 2024		$ 277	107,353,434	(70,386,394)	36,967,317
Balance, shares at Mar. 31, 2024	111	2,771,550
Issuance of restricted stock			35,478		35,478
Stock compensation expense			516,659		516,659
Net income (loss)				941,527	941,527
Balance at Jun. 30, 2024		$ 277	107,905,571	(69,444,867)	38,460,981
Balance, shares at Jun. 30, 2024	111	2,771,550
Balance at Dec. 31, 2024		$ 278	108,467,253	(120,755,545)	(12,288,014)
Balance, shares at Dec. 31, 2024	111	2,783,666
Issuance of restricted stock			8,768		8,768
Issuance of restricted stock, shares		4,292
Stock compensation expense			762,210		762,210
Net income (loss)				(1,757,914)	(1,757,914)
Issuance of shares resulting from reverse stock split		$ 4	(4)
Issuance of shares resulting from reverse stock split, shares		39,931
Stock withheld for net share settlement
Stock withheld for net share settlement, shares		(1,421)
Reclassification of forward purchase receivable			(4,584,221)		(4,584,221)
Balance at Jun. 30, 2025		$ 282	104,654,006	(122,513,459)	(17,859,171)
Balance, shares at Jun. 30, 2025	111	2,826,468
Balance at Mar. 31, 2025		$ 278	104,633,059	(121,582,744)	(16,949,407)
Balance, shares at Mar. 31, 2025	111	2,786,538
Stock compensation expense			20,951		20,951
Net income (loss)				(930,715)	(930,715)
Issuance of shares resulting from reverse stock split		$ 4	(4)
Issuance of shares resulting from reverse stock split, shares		39,930
Balance at Jun. 30, 2025		$ 282	$ 104,654,006	$ (122,513,459)	$ (17,859,171)
Balance, shares at Jun. 30, 2025	111	2,826,468